Share Capital (Schedule of Weighted-Average Assumptions) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility			49.90%
Expected stock price volatility, minimum	34.27%	42.00%
Expected stock price volatility, maximum	47.98%	48.40%
Risk free interest rate			1.20%
Risk free interest rate, minimum	0.57%	0.50%
Risk free interest rate, maximum	1.99%	1.20%
Dividend yield	6.50%		3.40%
Expected life of options	5 years	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		6.50%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		8.10%